1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

August 29, 2022

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AGF Investments Trust (File No. 333-173167 and 811-25540) (the “Trust”)

Ladies and Gentlemen:

On behalf of the Trust, attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 72 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed for the purposes of reflecting supplements for the AGFiQ U.S. Market Neutral Anti-Beta Fund (the “Fund”) filed during the past year, in particular a change in the Fund’s management style from a passive, index tracking strategy to a rules-based, active strategy and incorporating related disclosure changes to the Fund’s investment objective, principal investment strategy and principal risks. These changes took effect on February 14, 2022, and shareholders of the Fund were notified of the changes via a supplement dated November 30, 2021 to the Fund’s prospectus.

For administrative convenience, this filing includes one other series of the Trust with the same fiscal year-end, but the Trust does not believe that the changes made in this Amendment related to that series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its staff (the “Staff”) limited to the changes relating to the Fund’s investment objective, principal investment strategy, and principal risks because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Trust previously filed in Post-Effective Amendment No. 71 under the 1933 Act to the Trust’s Registration Statement on Form N-1A dated November 1, 2021. The Trust believes that no other area of the Amendment warrants particular attention. Selective review would serve to expedite the review process for the Trust, as well as use the Staff’s time and resources more effectively.

Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on November 1, 2022. No fee is required in connection with this filing.

On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s registration statement before November 1, 2022 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

Should you have any questions regarding this filing, please contact Adam T. Teufel at 202.261.3464 or Katie Hyer at 202.261.3471 at Dechert LLP.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel